Note 17 - Receivables and prepayments, net - Summary of Receivables and Prepayments (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Prepaid expenses and other receivables		$ 44,258	$ 53,318
Government entities		3,118	2,420
Employee advances and loans		10,441	11,695
Advances to suppliers and other advances		41,906	35,965
Government tax refunds on exports		14,826	16,969
Receivables from related parties	[1]	75,507	3,585
Others	[2]	82,546	58,756
Receivables and prepayments, gross		272,602	182,708
Current prepayments and other current assets		268,798	179,614
Allowance for other doubtful accounts - other receivables [member]
Disclosure of other provisions [line items]
Allowance for other doubtful accounts, see note 25 (i)		$ (3,804)	$ (3,094)	$ (3,439)

[1]	As of December 31, 2025, included approximately $68.8 million, related to a receivable from loans granted to Techgen, reclassified from non-current receivables. For more information, see note 14 (c).
[2]	As of December 31, 2025, included approximately $27 million, related to a receivable corresponding to the refunds from the adjustment of the U.S. antidumping duty rate on Tenaris’s imports from Argentina for the first review period. For more information, see note 27 (ii).